Summary of Significant Accounting Policies (Details) - Additional information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,401,154	243,000	387,000
Write-off of deferred offering costs	$ 1,397,743